Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands			6 Months Ended
	Dec. 01, 2020	Feb. 02, 2016	Jun. 30, 2026
Commitments and Contingent Liabilities [Line Items]
Guarantee amount (in Dollars)			$ 4,133
Aggregate amount (in Dollars)			$ 5,533
Royalty rate			7.00%
Royalty payment as a percentage of grants			100.00%
Agreement payments (in Dollars)			$ 3,000
Upfront payment (in Dollars)			500
Installments payments (in Dollars)			500
Additional term payment			$ 5,000
Agreements terms			20 years
Israel Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Liabilities assumed (in Dollars)			$ 7,807
Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Liabilities assumed (in Dollars)			$ 474
Potential payment (in Dollars)		$ 1,500
Future Sales of Developed Product [Member] | Minimum [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.00%
Future Sales of Developed Product [Member] | Maximum [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			100.00%
Future Gross Revenue [Member] | Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate		2.00%
Net Sales of All Company Product [Member] | Ramot [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			2.50%
Net Sales of All Company Product Sold By Company Licenses [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payment as a percentage of grants			0.65%
Sales of Alpha Radiation Products [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			0.75%
Sales of Product Containing Intellectual Property [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			1.50%
License Revenue to Jointly Developed Intellectual Property [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			4.00%
License Revenue Related to Intellectual Property [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			8.00%
Revenue Generated from Patent [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	5.00%
Net Sales Squamous Cell Carcinoma [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	2.00%